Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-66262

                        GABELLI GLOBAL SERIES FUNDS, INC.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                                  (THE "FUNDS")

  SUPPLEMENT DATED JUNE 2, 2005 TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL
                       INFORMATION EACH DATED MAY 1, 2005

Effective June 15, 2005, each Fund will revise its 2.00% redemption fee so that it is imposed on shares purchased and redeemed or exchanged on or before the seventh day after the date of purchase, rather than within 60 days. In addition, the Directors have determined that retirement plans that need an extension to implement the redemption fee must request such extension by June 30, 2005.

In addition, the Directors have determined to change the distribution policy of The Gabelli Global Convertible Securities Fund from monthly to quarterly, commencing with the June 2005 distribution.